Segment And Geographic Information - Schedule of Segment and Geographic Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Geographic Areas Revenues From External Customers [Line Items]
Revenues	$ 110,368	$ 73,910	$ 121,015	$ 120,406
Canada
Geographic Areas Revenues From External Customers [Line Items]
Revenues	2,292	728	1,834	623
United Kingdom
Geographic Areas Revenues From External Customers [Line Items]
Revenues	390	35	140	164
U.S.
Geographic Areas Revenues From External Customers [Line Items]
Revenues	107,667	73,143	119,041	119,619
Other
Geographic Areas Revenues From External Customers [Line Items]
Revenues	$ 19	$ 4	$ 0	$ 0